PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Gain on disposal of long-lived assets	¥ 87,688
Depreciation expense	1,956,041	¥ 1,468,100	¥ 1,663,932
Property, computer and network equipment and optical fiber
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 205,297	¥ 165,262	¥ 199,926